TAXES PAYABLE (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
TAXES PAYABLE
VAT payable	$ 279,486	¥ 1,947,453	¥ 1,732,736
Income tax payable	108,902	758,831	440,031
Other taxes payable	17,999	125,418	8,080
Total taxes payable	$ 406,387	¥ 2,831,702	¥ 2,180,847